Statement Of Stockholders' Equity - USD ($)	Total	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Common Stock Subscribed [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit during Development Stage [Member]
Balance at Oct. 14, 2014	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Balance (in shares) at Oct. 14, 2014		0	0
Issuance of common stock through subscription, Value	1,767	$ 3,579	$ 861	(3,031)	358	0
Issuance of common stock through subscription, Shares		35,785,858	8,614,142
Net loss for the period ended January 31, 2015	(407,521)	$ 0	$ 0	0	0	(407,521)
Balance at Jan. 31, 2015	(405,754)	$ 3,579	$ 861	(3,031)	358	(407,521)
Balance (in shares) at Jan. 31, 2015		35,785,858	8,614,142
Balance at Oct. 14, 2014	0	$ 0	$ 0	$ 0	$ 0	$ 0
Balance (in shares) at Oct. 14, 2014		0	0
Net loss for the period ended January 31, 2015	(1,385,712)
Balance at Jun. 30, 2015	$ (1,381,657)